Document and Entity Information	Aug. 16, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	QuantumScape Corp
Amendment Flag	false
Entity Central Index Key	0001811414
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39345
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1730 Technology Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	452-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	QS
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	QS.WS
Security Exchange Name	NYSE